Loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings per share [abstract]
Basic loss for the period	£ (52,133)	£ (31,214)	£ (109,378)	£ (104,828)
Diluted loss for the period	£ (52,133)	£ (31,214)	£ (109,378)	£ (104,828)
Basic weighted average number of shares (in shares)	129,178,562	124,511,492	127,260,159	123,844,172
Diluted weighted average number of shares (in shares)	129,178,562	124,511,492	127,260,159	123,844,172
Basic loss per share (GBP per share)	£ (0.40)	£ (0.25)	£ (0.86)	£ (0.85)
Diluted loss per share (GBP per share)	£ (0.40)	£ (0.25)	£ (0.86)	£ (0.85)